Leases - Summary of Changes in Right of Use Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	$ 2,500		$ 4,970
Discontinuance of Construction of New Production Facility In Peterborough UK
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	$ 3,700
YYF Transaction
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge		$ 12,000